Document and Entity Information	Jan. 09, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 09, 2023
Entity Registrant Name	Jazz Pharmaceuticals plc
Entity Incorporation, State or Country Code	L2
Entity File Number	001-33500
Entity Tax Identification Number	98-1032470
Entity Address, Address Line One	Fifth Floor, Waterloo Exchange
Entity Address, Address Line Two	Waterloo Road
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 E5W7
Country Region	353
City Area Code	1
Local Phone Number	634-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, nominal value $0.0001 per share
Trading Symbol	JAZZ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001232524
Amendment Flag	false